Share Capital and Employee Compensation Plans - Restricted Stock Unit Activity (Details) - RSUs $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments outstanding. beginning (shares) | shares	805,000.0	551,800
Granted (shares) | shares	636,700	516,200
Paid out (shares) | shares	(299,500)	(237,300)
Forfeited (shares) | shares	(124,500)	(25,700)
Other equity instruments outstanding, ending (shares) | shares	1,017,700	805,000.0
Fair value of other equity instruments outstanding, beginning	$ 13.1	$ 9.1
Granted, fair value	14.9	8.4
Paid out, fair value	(6.1)	(3.9)
Forfeited, fair value	(2.5)	(0.4)
Change in value, fair value	1.5	(0.1)
Fair value of other equity instruments outstanding, ending	$ 20.9	$ 13.1